INCOME TAXES (Schedule of Deferred Tax Assets (Liabilities)) (Details) (USD $)	Dec. 31, 2012
INCOME TAXES [Abstract]
Net operating loss carry forward	$ 196,000
Subtotal	196,000
Valuation allowance	(196,000)
Net Deferred Tax Asset (Liability)